PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 12,733	$ 2,508
Government institutions	3,520	767
Derivative instruments	656	0
Other current assets	1,263	623
Total prepaid expenses and other current assets	$ 18,172	$ 3,898